COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 02, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Rent expense			$ 66,571	$ 95,536	$ 43,527	$ 22,750
Right of use asset	$ 33,004		$ 33,004		64,632		$ 104,665
Lease Liability							$ 104,665
Borrowing rate	3.00%		3.00%
Officer compensation	$ 15,400	$ 20,988	$ 76,673	116,518	181,078	1,417,568
Amounts due to related party	$ 40,000		40,000
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Officer compensation			$ 76,273	$ 161,217	$ 181,078	$ 217,568